UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Manish Chopra
Title:    Managing Member
Phone:    212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra                New York, New York         November 10, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $194,755
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number            Name

(1) 028-12144                   Tiger Veda Global L.P.
(2) 028-12700                   Tiger Veda L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                         September 30, 2008


                              TITLE OF                   VALUE     SHARES/  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION     MGRS       SOLE    SHARED  NONE

AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105  25,776     556,000 SH       SHARED-DEFINED  (1), (2)    556,000
AMERICAN WTR WKS CO INC NEW   COM             030420103  10,681     496,800 SH       SHARED-DEFINED  (1), (2)    496,800
ANTHRACITE CAP INC            COM             037023108     536     100,000 SH       SHARED-DEFINED  (1), (2)    100,000
CAPITALSOURCE INC             COM             14055X102     308      25,000 SH       SHARED-DEFINED  (1), (2)     25,000
DOMTAR CORP                   COM             257559104  10,487   2,279,800 SH       SHARED-DEFINED  (1), (2)  2,279,800
EMPRESA DIST Y COMERCIAL NOR  SPON ADR        29244A102   5,285     813,055 SH       SHARED-DEFINED  (1), (2)    813,055
FIRST INDUSTRIAL REALTY TRUS  COM             32054K103   5,736     200,000 SH       SHARED-DEFINED  (1), (2)    200,000
GREENHILL & CO INC            COM             395259104   3,511      47,604 SH       SHARED-DEFINED  (1), (2)     47,604
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101  16,323     638,601 SH       SHARED-DEFINED  (1), (2)    638,601
HUTCHISON TELECOMM INTL LTD   SPONSORED ADR   44841T107  15,401     927,769 SH       SHARED-DEFINED  (1), (2)    927,769
KAISER ALUMINUM CORP          COM PAR $0.01   483007704  12,817     298,411 SH       SHARED-DEFINED  (1), (2)    298,411
KBW INC                       COM             482423100   5,577     169,300 SH       SHARED-DEFINED  (1), (2)    169,300
MENTOR CORP MINN              COM             587188103   2,863     120,000 SH       SHARED-DEFINED  (1), (2)    120,000
MIRANT CORP NEW               COM             60467R100   5,515     301,517 SH       SHARED-DEFINED  (1), (2)    301,517
PILGRIMS PRIDE CORP           COM             721467108   2,020     811,332 SH       SHARED-DEFINED  (1), (2)    811,332
POLARIS INDS INC              COM             731068102   8,552     188,000 SH       SHARED-DEFINED  (1), (2)    188,000
QUALCOMM INC                  COM             747525103  18,434     429,000 SH       SHARED-DEFINED  (1), (2)    429,000
SBA COMMUNICATIONS CORP       COM             78388J106  25,368     980,610 SH       SHARED-DEFINED  (1), (2)    980,610
SEACOR HOLDINGS INC           COM             811904101  14,246     180,445 SH       SHARED-DEFINED  (1), (2)    180,445
SUNPOWER CORP                 COM CL A        867652109   5,320      75,000 SH       SHARED-DEFINED  (1), (2)     75,000



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